Note 8 - Notes Payable - Schedule of assigned debt (Details) (USD $)	Jul. 31, 2010
Debt Disclosure [Abstract]
Rick Walchuk	$ 619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
Total	$ 748,922